Insurance - Summary of Insurance Service Results (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure in tabular form of insurance service result [line items]
Insurance revenue	$ 1,767	$ 1,587
Insurance service expenses	(1,330)	(1,080)
Net expenses from reinsurance contracts	(97)	(118)
Insurance service results	$ 340	$ 389